Commitments and Contingencies - Summary of Costs Recognized Under License Agreements and Other Non-Cancellable Royalty and Milestone Obligations (Detail) (License Agreements [Member], USD $)
In Thousands, unless otherwise specified
	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
License Agreements [Member]
Other Commitments [Line Items]
License and other fees	$ 19	$ 44	$ 250	$ 25
Milestone fees		100	1,100
Total license and related fees	$ 19	$ 144	$ 1,350	$ 25